GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS - Additional Information (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($) contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Gain (loss) on cancellation and sale of newbuilding contracts	$ 2,800	$ 23,100	$ 1,700		$ 108,923	$ 68,989	$ 57,271
Proceeds from Sale of Newbuild Vessels					0	$ 139,200	0
Newbuildings sold to Avance Gas | contract						8
Hull J0026 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	$ 0	30,318
Gain (loss) on cancellation and sale of newbuilding contracts							94,000
Loan repayments							44,900
Hull J0027 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	0	26,953
Gain (loss) on cancellation and sale of newbuilding contracts							50,600
Hull J0025 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	35,913	0
Gain (loss) on cancellation and sale of newbuilding contracts						99,300
Loan repayments						44,900
Hull J0028 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	28,923	0
Gain (loss) on cancellation and sale of newbuilding contracts						52,400
Hull D2172 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	2,160	0
Gain (loss) on cancellation and sale of newbuilding contracts						11,000
Hull D2173 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					0	1,993	0
Gain (loss) on cancellation and sale of newbuilding contracts						11,100
Hull D2174 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,735	0	0
Gain (loss) on cancellation and sale of newbuilding contracts					7,600
Hull J0106 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					23,140	0	0
Gain (loss) on cancellation and sale of newbuilding contracts					24,700
Hulls D2175 and D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					3,000
Hull D2175 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,522	0	0
Gain (loss) on cancellation and sale of newbuilding contracts					7,300
Hull D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					1,522	0	0
Gain (loss) on cancellation and sale of newbuilding contracts					7,300
Hull D2171 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts					2,837	0	$ 0
Gain (loss) on cancellation and sale of newbuilding contracts					11,900
Fuel Efficient VLGC [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Newbuild Vessels				$ 139,200		$ 139,200
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract				8
Gain (Loss) On Sale Of Assets					$ 78,200